Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 439	$ 137
Due from related parties, allowance for doubtful accounts	$ 634	$ 514
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury stock, shares	146,703	65,549
Common Class A
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	14,518,734	11,241,000
Common stock, shares outstanding	14,518,734	11,241,000
Common Class B
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	33,000,000	33,000,000
Common stock, shares issued	30,027,148	33,000,000
Common stock, shares outstanding	30,027,148	33,000,000